Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 27,529	$ 30,113	$ 31,068
Short-term investments	1,245	249	1,497
Restricted cash equivalents and short-term investments	800	1,000	1,000
Prepaid expenses and other current assets	220	144	169
Total current assets	29,794	31,506	33,734
Property and equipment, net		1	32
Other assets	29	29	27
Total assets	29,823	31,536	33,793
Current liabilities:
Accounts payable	263	220	234
Accrued expenses	217	253	346
Total current liabilities	480	473	580
Accrued lease obligation, non-current	300	444
Income tax liability	101	101	101
Other liabilities	45	45
Total liabilities	926	1,063	681
Convertible preferred stock, $0.001 par value. Authorized: 5,000 shares; no shares issued or outstanding at 2013 and 2012	0	0
Common stock, $0.001 par value. Authorized: 25,000 shares; 11,033 shares issued and 7,752 shares outstanding at 2013 and 2012	11	11	11
Paid-in capital	221,772	221,750	221,726
Treasury stock, 3,281 shares at 2013 and 2012	(6,788)	(6,788)	(6,788)
Unrealized loss on available-for-sale securities	(1)
Accumulated deficit	(186,097)	(184,500)	(181,837)
Total stockholders’ equity	28,897	30,473	33,112
Total liabilities and stockholders’ equity	$ 29,823	$ 31,536	$ 33,793